Property and Equipment, Net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 7. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31, 2019	As of December 31, 2018
Furniture	$430	$209,444
Electronic equipment	7,329	214,300
Leasehold improvement	-	47,440
Total property and equipment	7,759	471,184
Less: accumulated depreciation	(6,256)	(146,299)
Less: impairment	-	(73,999)
Property and equipment, net	$1,503	$250,886

Depreciation expense was $60,910, $58,369 and $26,286, respectively for the years ended December 31, 2019, 2018 and 2017.